CONSOLIDATED STATEMENT OF CASH FLOWS $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Cash flows from operating activities:
Net loss	$ (505,330)	$ (67,713)	$ (12,195)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	484	166	82
Share-based compensation	448,077	52,763	7,046
Financial income with respect to convertible loan, net	0	0	(1,645)
Remeasurement of warrant liability	(11,024)	0	0
Transaction costs related to warrants	2,887	0	0
Decrease (increase) in inventory	271	107	(111)
Decrease (increase) in trade receivables	55	(20)	21
Increase in other accounts receivable and prepaid expenses	(12,859)	(137)	(89)
Increase (decrease) in deferred revenues	943	(10)	(270)
Increase in trade payables	3,782	368	332
Increase in other accounts payable and accrued expenses	13,450	1,396	2
Other	125	18	1
Net cash used in operating activities	(59,139)	(13,062)	(6,826)
Cash flows from investing activities:
Proceeds from (investments in) bank deposits	1,667	(1,667)	0
Purchase of property and equipment	(2,415)	(595)	(162)
Net cash used in investing activities	(748)	(2,262)	(162)
Cash flows from financing activities:
Proceeds from issuance of Preferred shares, net	0	25,825	18,680
Proceeds from exercise of warrants to preferred shares	2,907	7,085	0
Proceeds from convertible loan	0	0	2,000
Receivables on account of shares	0	0	89
Proceeds from SPAC merger and PIPE financing, net of transaction costs	287,579	0	0
Proceeds from exercise of options	809	209	305
Net cash provided by financing activities	291,295	33,119	21,074
Increase in cash, cash equivalents and restricted cash	231,408	17,795	14,086
Cash, cash equivalents and restricted cash at beginning of year	45,507	27,712	13,626
Cash, cash equivalents and restricted cash at end of period	276,915	45,507	27,712
Non-cash activity:
Deferred transaction costs	0	328	0
Purchase of property and equipment included in accounts payable or accrued	114	61	0
Recognition of beneficial conversion feature on convertible loan	0	0	355
Supplemental cash flow:
Cash received for interest	394	457	187
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	275,772	44,707	27,619
Restricted cash	138	800	93
Non-current restricted cash	1,005	0	0
Total cash, cash equivalents and restricted cash	$ 276,915	$ 45,507	$ 27,712